Related party transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related party transactions
Schedule of key management personnel compensation

	Three months ended
	March 31,	March 31,
	2022	2021
Salary	$837,388	$359,125
Directors fees	156,461	75,697
Stock-based compensation	992,980	560,320
	$1,986,829	$995,142